OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - USD ($)																						3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 20, 2017	May 17, 2017	May 05, 2017	Apr. 06, 2017	Mar. 31, 2017	Mar. 15, 2017	Mar. 10, 2017	Feb. 10, 2017	Feb. 09, 2017	Dec. 22, 2016	Dec. 16, 2016	Nov. 23, 2016	Oct. 28, 2016	Sep. 19, 2016	Aug. 30, 2016	Jun. 01, 2016	Nov. 18, 2015	Oct. 23, 2015	May 11, 2015	Jan. 09, 2013	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)							$ 1.37
Share-based Compensation																									$ 1,082,858	$ 5,141,770	$ 5,999,750	$ 7,968,036
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)							$ 1.50													$ 1.50	$ 2.61
Class of Warrant or Rights, Granted (in Shares)							630,000											100,000	33,334	374,641	1,330,627				1,930,296		2,049,504	3,728,479
Warrant, Expriation Date							Mar. 15, 2020
Fair Value Assumptions, Expected Volatility Rate							105.22%																	141.00%	161.00%
Fair Value Assumptions, Risk Free Interest Rate							1.599%
Warrants at $2.10 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Warrants Exchanged (in Shares)																									38,572
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 2.10																					$ 2.10			$ 2.10		$ 2.10
Warrants at $1.50 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50												1.50			1.50		1.50
Class of Warrant or Rights, Granted (in Shares)	108,334	10,000	186,957	6,667	288,300	157,250	630,000	197,159	300,628	45,001
Warrant, Expriation Date	Jun. 20, 2020	Jun. 20, 2020	May 17, 2020	May 05, 2020	Apr. 06, 2020	Mar. 31, 2020	Mar. 15, 2020	Mar. 10, 2020	Feb. 10, 2020
Warrants, Fair Value of Warrants, Granted							$ 543,927
Warrants at $1.95 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.95																					$ 1.95			$ 1.95		$ 1.95
Warrant [Member] | Warrants at $2.10 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)																	$ 2.10
Class of Warrant or Rights, Granted (in Shares)																	38,572
Warrant, Expriation Date																	Jun. 01, 2019
Warrant [Member] | Warrants at $1.95 [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation																						$ 0	$ 19,883		$ 0	56,288	$ 56,931	$ 104,505
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)											$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.95	$ 1.95
Class of Warrant or Rights, Granted (in Shares)											115,000	456,668	50,002	173,284	35,000	152,513
Warrant, Expriation Date															Sep. 19, 2019	Aug. 30, 2019
Employee Stock Option [Member] | 2012 Equity Incentive Plan [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share Price (in Dollars per share)	$ 1.47																					$ 1.47			$ 1.47		$ 1.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																						$ 54,243	1,597,152		$ 97,227	2,294,801	$ 2,801,948	4,471,603
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 189,284																					189,284			189,284		$ 310,817	$ 1,782,575
Restricted Stock [Member]
OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) [Line Items]
Share-based Compensation																						26,869	$ 3,302		90,882	$ 53,386
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 5,680																					$ 5,680			$ 5,680